Risk management_Maximum exposure to credit risk (Details)	Jun. 30, 2018 KRW (₩)		Jun. 30, 2018 USD ($)	Dec. 31, 2017 KRW (₩)
Disclosure of credit risk exposure [Line Items]
Total	₩ 424,543,885,000,000			₩ 396,559,830,000,000
Categories of financial assets
Loans and other financial assets at amortized cost	277,720,003,000,000	[1]	$ 249,793,131,000	0
Securities at amortized cost	17,702,129,000,000	[1]	15,922,044,000	0
Loans and receivables	0		0	267,106,204,000,000
Financial assets at FVTPL (IAS 39)	0			5,795,774,000,000
Financial assets at FVTPL (IFRS 9)	4,746,950,000,000			0
AFS debt securities				13,229,244,000,000
Financial assets at FVTOCI	13,738,829,000,000	[2]		0
HTM securities	0		0	16,749,296,000,000
Derivative assets for hedging	12,395,000,000		$ 11,149,000	59,272,000,000
Off balance sheet item
Off balance sheet items	110,623,579,000,000			93,620,040,000,000
Korean treasury and government agencies
Categories of financial assets
Loans and other financial assets at amortized cost	17,912,135,000,000			0
Banks
Categories of financial assets
Loans and other financial assets at amortized cost	21,942,788,000,000			0
Corporates
Categories of financial assets
Loans and other financial assets at amortized cost	92,333,155,000,000			0
Consumers
Categories of financial assets
Loans and other financial assets at amortized cost	145,531,925,000,000			0
Korean treasury and government agencies
Categories of financial assets
Loans and other financial assets at amortized cost	17,912,135,000,000
Loans and receivables	0			8,823,584,000,000
Banks
Categories of financial assets
Loans and other financial assets at amortized cost	21,942,788,000,000
Loans and receivables	0			26,845,309,000,000
Corporates
Categories of financial assets
Loans and other financial assets at amortized cost	92,333,155,000,000
Loans and receivables	0			90,570,551,000,000
Consumers
Categories of financial assets
Loans and other financial assets at amortized cost	145,531,925,000,000
Loans and receivables	0			140,866,760,000,000
Deposits
Categories of financial assets
Financial assets at FVTPL (IFRS 9)	24,921,000,000			0
Debt securities
Categories of financial assets
Financial assets at FVTPL (IFRS 9)	1,993,851,000,000			0
Loans
Categories of financial assets
Financial assets at FVTPL (IFRS 9)	336,967,000,000			0
Derivative assets
Categories of financial assets
Financial assets at FVTPL (IFRS 9)	2,391,211,000,000			0
Deposits
Categories of financial assets
Financial assets at FVTPL (IAS 39)	0			25,972,000,000
Debt securities
Categories of financial assets
Financial assets at FVTPL (IAS 39)	0			2,644,333,000,000
Financial assets designated at FVTPL
Categories of financial assets
Financial assets at FVTPL (IAS 39)	0			9,694,000,000
Derivative assets
Categories of financial assets
Financial assets at FVTPL (IAS 39)	0			3,115,775,000,000
Financial assets at FVTOCI debt securities
Categories of financial assets
Financial assets at FVTOCI	13,738,829,000,000			0
Available for sale debt securities
Categories of financial assets
AFS debt securities	0			13,229,244,000,000
Debt securities at amortized cost
Categories of financial assets
Securities at amortized cost				0
Held to maturity debt securities
Categories of financial assets
HTM securities	0			16,749,296,000,000
Derivative assets for hedging
Categories of financial assets
Derivative assets for hedging	12,395,000,000			59,272,000,000
Guarantees
Off balance sheet item
Off balance sheet items	12,372,573,000,000			12,859,715,000,000
Loan commitments
Off balance sheet item
Off balance sheet items	₩ 98,251,006,000,000			₩ 80,760,325,000,000

[1]	The consolidated interim statements of financial position as of June 30, 2018 was prepared in accordance with IFRS 9; however, the comparative consolidated statements of financial position as of December 31, 2017 were not retrospectively restated accordance with IFRS 9.
[2]	Financial assets at FVTOCI have not been disclosed as the amount before deducting provisions because the carrying amount does not decrease.